Description of business (Details Textual) - USD ($) $ in Thousands						1 Months Ended				12 Months Ended
	Dec. 01, 2017	Oct. 05, 2017	Oct. 05, 2017	Jan. 03, 2017	Aug. 12, 2014	Dec. 31, 2016	Dec. 16, 2016	Oct. 01, 2015	Apr. 28, 2014	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage						50.00%				50.00%	50.00%
Exercise Of Option, Additional Common Units							17.60
Limited Partners Capital Account, Units Issued					11,040,000
Percentage of incentive distribution rights					100.00%
Proceeds from Issuance of Preferred Limited Partners Units		$ 110,900
Preferred Stock, Dividend Rate, Percentage		8.75%	8.75%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										49.00%
Hoegh Grace entities [Member]
Condensed Financial Statements, Captions [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%
Non Cancellable Lease Expiration Term						10 years
Subordinated units [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units											0
Limited Partners Capital Account, Units Issued					13,156,060
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	49.00%			51.00%
Limited Partners Capital Account, Units Issued					2,116,060
Percentage of incentive distribution rights					100.00%
Percentage of Partnership Interest					58.00%
Hoegh LNG Partners LP [Member]
Condensed Financial Statements, Captions [Line Items]
Partners' Capital Account, Public Sale of Units Net of Offering Costs											$ 111,529
Hoegh LNG Partners LP [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued		4,600,000	4,600,000
Proceeds from Issuance of Preferred Limited Partners Units			$ 110,900
Hoegh LNG Lampung Pte. Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest										100.00%
Hoegh LNG FRSU III Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								100.00%
Hoegh LNG Colombia Holding Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				51.00%						51.00%	51.00%
Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co. [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage										50.00%
Hoegh LNG FSRU IV Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Non Cancellable Lease Expiration Term										10 years
Lease Initial Term										20 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term										15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term										10 years
IPO [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units					1,440,000
Limited Partners Capital Account, Units Issued					11,040,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs					$ 203,500
Percentage of Partnership Interest					42.00%
Subsidiaries [Member] | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									100.00%
Underwritten Public Offering [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued						6,588,389					6,588,389
Partners' Capital Account, Public Sale of Units Net of Offering Costs						$ 111,500